COVER PAGE COVER PAGE	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	SOLARWINDS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38711
Entity Tax Identification Number	81-0753267
Entity Address, Address Line One	7171 Southwest Parkway
Entity Address, Address Line Two	Building 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	682-9300
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SWI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001739942
Amendment Flag	false